Derivatives - Credit Derivative Disclosure By Quality (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of internal credit grades [Line Items]
Notional	€ 4,449	€ 3,945
Fair value	70	63
AAA [member]
Disclosure of internal credit grades [Line Items]
Notional	14	13
Fair value	0	0
AA [member]
Disclosure of internal credit grades [Line Items]
Notional	173	168
Fair value	3	4
A [member]
Disclosure of internal credit grades [Line Items]
Notional	926	762
Fair value	14	9
BBB [member]
Disclosure of internal credit grades [Line Items]
Notional	2,925	2,677
Fair value	50	46
BB [member]
Disclosure of internal credit grades [Line Items]
Notional	263	205
Fair value	1	4
B or lower [member]
Disclosure of internal credit grades [Line Items]
Notional	148	121
Fair value	€ 2	€ 0